ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2020	2019

Employees and payroll accruals	$2,714	$3,332
Accrued expenses	716	937
Authorities	415	810
Advances from customers	1,263	513
Warranty provision	250	235
Accrued royalties and rebate sales commissions	1,200	1,517
Other	133	49

	$6,691	$7,393